Securities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Summary of amortized cost and fair values of securities available for sale [Abstract]
Amortized Cost	$ 117,204	$ 179,719
Gross Unrealized Gains	8,876	10,436
Gross Unrealized Losses	(60)	(257)
Fair Value	126,020	189,898
Amortized Cost [Abstract]
Due within one year	0
Due after one year through five years	1,229
Due after five years through ten years	579
Due after ten years	78,369
Mortgage Backed Securities	37,027
Total	117,204	179,719
Fair Value [Abstract]
Due within one year	0
Due after one year through five years	1,348
Due after five years through ten years	587
Due after ten years	83,027
Mortgage Backed Securities	41,058
Total	126,020	189,898
Obligations of states and political subdivisions [Member]
Summary of amortized cost and fair values of securities available for sale [Abstract]
Amortized Cost	80,177	135,525
Gross Unrealized Gains	4,845	5,685
Gross Unrealized Losses	(60)	(257)
Fair Value	84,962	140,953
Amortized Cost [Abstract]
Total	80,177	135,525
Fair Value [Abstract]
Total	84,962	140,953
Fair Value [Abstract]
Fair value, Less than 12 Months	2,805	12,783
Fair value, 12 Months or More	0	0
Fair Value, Total	2,805	12,783
Unrealized Losses [Abstract]
Unrealized Losses, Less Than 12 Months	(60)	(257)
Unrealized Losses, 12 Months or More	0	0
Unrealized Losses, Total	(60)	(257)
Mortgage-backed securities - GSE
Summary of amortized cost and fair values of securities available for sale [Abstract]
Amortized Cost	37,027	44,194
Gross Unrealized Gains	4,031	4,751
Gross Unrealized Losses	0	0
Fair Value	41,058	48,945
Amortized Cost [Abstract]
Total	37,027	44,194
Fair Value [Abstract]
Total	$ 41,058	$ 48,945